Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO StocksPLUS® Long Duration Fund), Institutional Class)	0 Months Ended
Apr. 30, 2012
(PIMCO StocksPLUS® Long Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(33.13%)
Annual Return 2009	27.13%
Annual Return 2010	27.60%